UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2004

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):    [   ]  is a restatement.
                                     [   ]  adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:      Potomac Capital Management Inc.
Address:   153 E. 53rd Street,
           26th Floor
           New York, New York 10022

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kenneth Berkow
Title:   Chief Financial Officer
Phone:   212-521-5151

Signature, Place, and Date of Signing:

Kenneth Berkow            New York,  New York         October 22, 2004

Report Type (Check only one.):

[ X ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    112

Form 13F Information Table Value Total:    $175,433


List of Other Included Managers:

                                         QUARTERLY REPORT DETAILING 13F ELIGIBLE SECURITIES
                                                     AS OF JUNE 30 ,2004



                                                FORM 13F INFORMATION TABLE

   COLUMN 1                      COLUMN 2   COLUMN 3  COLUMN 4         COLUMN 5         COLUMN 6     COLUMN 7        COLUMN 8
   --------                     --------   --------  --------      -------------------  ----------   --------  ---------------------
                                  TITLE                VALUE       SHRS OR    SH/ PUT/  INVESTMENT    OTHER       VOTING AUTHORITY
NAME OF ISSUER                  OF CLASS    CUSIP    (x$1000)      PRN AMT    PRN CALL  DISCRETION   MANAGERS   SOLE   SHARED   NONE
--------------                   --------    -----    --------     -------    --- ----  ----------   --------  ----   ------   ----
AIRBOSS OF AMERICA CORP           Common   00927V200    1,909   1,094,800      SH          sole         -   1,094,800     -      -
AMERICAN RETIREMENT CORP          Common   028913101    2,950     385,600      SH          sole         -     385,600     -      -
ACT TELECONFERENCING INC          Common   000955104      743     652,963      SH          sole         -     652,963     -      -
ACT TELECONFERENCING INC          Warrants 000955104      145     127,272      WTS         sole         -     127,272     -      -
ADELPHIA COMMUNICATIONS CORP      Common   006848600      154     137,500      SH          sole         -     137,500     -      -
ADAPTEC INC                       Common   00651F108    2,548     335,300      SH          sole         -     335,300     -      -
AMALGAMATED TECHNOLOGIES          Common   022780100      475     475,000      SH          sole         -     475,000     -      -
ALDILA INC                        Common   014384200      250      25,000      SH          sole         -      25,000     -      -
ALLIANCE PHARMACEUTICAL CORP      Conv Deb 018773309      463   1,714,284      PRN         sole         -   1,714,284     -      -
ALLIANCE PHARMACEUTICAL CORP      Warrants 018773309      347   1,285,714      WTS         sole         -   1,285,714     -      -
ALLOY INC                         Common   019855105    1,829     482,459      SH          sole         -     482,459     -      -
ARTEMIS INTL SER A PFD-RESTRICT   Common   04301R405    1,500     681,818      SH          sole         -     681,818     -      -
ANSWERTHINK CONSULTING GROUP      Common   036916104    1,453     271,648      SH          sole         -     271,648     -      -
UTS ARPEGGIO ACQUISITION CORP     Common   042689208    1,342     220,000      SH          sole         -     220,000     -      -
ARRIS GROUP INC                   Common   04269Q100    1,067     204,333      SH          sole         -     204,333     -      -
AXS-ONE INC                       Common   002458107    1,526     645,081      SH          sole         -     645,081     -      -
AXS-ONE INC                       Warrants 002458107      153      64,516      WTS         sole         -      64,516     -      -
BIO REFERENCE LABORATORIES INC    Common   09057G602    1,945     139,500      SH          sole         -     139,500     -      -
CAPTARIS INC                      Common   14071N104    5,651   1,326,600      SH          sole         -   1,326,600     -      -
CHARDAN CHINA ACQUISITION UNIT    Common   159569201    1,484     230,000      SH          sole         -     230,000     -      -
CATALYST SEMICONDUCTOR INC        Common   148881105    1,159     194,810      SH          sole         -     194,810
CEA ACQUISITION CORP              Common   12513Q206    1,469     235,000      SH          sole         -     235,000     -      -
CHECKERS DRIVE-IN RESTAURANTS     Common   162809305    3,227     274,609      SH          sole         -     274,609     -      -
CANDELA LASER CORP                Common   136907102    2,345     203,204      SH          sole         -     203,204     -      -
CORILLIAN CORP                    Common   218725109    2,178     472,378      SH          sole         -     472,378     -      -
DANKA BUSINESS SYSTEMS PLC ADR    Common   236277109    5,660   1,489,500      SH          sole         -   1,489,500     -      -
DATASTREAM SYSTEMS INC            Common   238124101    2,723     420,860      SH          sole         -     420,860     -      -
DIGITAS INC                       Common   25388K104      387      50,000      SH          sole         -      50,000     -      -
EURONET SERVICES INC              Common   298736109      746      39,848      WTS         sole         -      39,848     -      -
FRANKLIN BANK CORP CL A 144A      Common   352448104      341      20,000      SH          sole         -      20,000     -      -
FIELDSTONE INVESTMENT CORP        Common   31659U201      340      20,000      SH          sole         -      20,000     -      -
FIRST ACCEPTANCE CORP             Common   318457108      493      68,900      SH          sole         -      68,900     -      -
FALCONSTOR SOFTWARE INC           Common   306137100    2,760     370,434      SH          sole         -     370,434     -      -
1800 FLOWERS COM INC CL A         Common   68243Q106      334      40,220      SH          sole         -      40,220     -      -
FX ENERGY                         Common   302695101    8,105     896,526      SH          sole         -     896,526     -      -
FX ENERGY                         Warrants 302695101    1,808     200,000      WTS         sole         -     200,000     -      -
GRANITE CITY FOOD & BREWERY       Common   38724Q107      583     153,846      SH          sole         -     153,846     -      -
GRANITE CITY FOOD & BREWERY       Warrants 38724Q107      233      61,538      WTS         sole         -      61,538     -      -
GEAC COMPUTER CORP LTD            Common   368289104    1,354     207,000      SH          sole         -     207,000     -      -
GENESYS S A                       Common   37185M100      661     881,761      SH          sole         -     881,761     -      -
UTS GREAT WALL ACQUISITION        Common   39136T200    1,210     200,000      SH          sole         -     200,000     -      -
GALAXY NUTRITIONAL FOODS          Common   36317Q104      644     507,157      SH          sole         -     507,157     -      -
GALAXY NUTRITIONAL FOODS          Warrants 36317Q104       30      23,714      WTS         sole         -      23,714     -      -
HARVARD BIOSCIENCE INC            Common   416906105      218      50,000      SH          sole         -      50,000     -      -
HOLLYWOOD MEDIA CORP              Common   436233100    1,921     560,000      SH          sole         -     560,000     -      -
HOLLYWOOD MEDIA CORP              Warrants 436233100      515     150,000      WTS         sole         -     150,000     -      -
INTEGRATED ALARM SVCS GROUP       Common   45890M109    2,371     574,100      SH          sole         -     574,100     -      -
INFOCROSSING INC                  Common   45664X109    2,777     175,585      SH          sole         -     175,585     -      -
INFOCROSSING INC                  Warrants 45664X109    1,197      75,700      WTS         sole         -      75,700     -      -
INSITUFORM TECHNOLOGIES INC       Common   457667103      213      11,410      SH          sole         -      11,410     -      -
IOMEGA CORP                       Common   462030305    1,116     240,000      SH          sole         -     240,000     -      -
INSIGNIA SYS INC                  Common   45765Y105      303     369,700      SH          sole         -     369,700     -      -
ITERIS HOLDINGS INC               Common   46564M102    2,779     855,208      SH          sole         -     855,208     -      -
ITERIS HOLDINGS INC               Warrants 46564M102      416     128,021      WTS         sole         -     128,021     -      -
ITERIS HOLDINGS INC               Conv Deb 46564M102    1,100   1,100,000      PRN         sole         -   1,100,000     -      -
KITTY HAWK INC                    Common   498326206    3,152   2,170,000      SH          sole         -   2,170,000     -      -
INTERLINK ELECTRONICS             Common   458751104    2,811     341,500      SH          sole         -     341,500     -      -
LIFE SCIENCES RESH INC            Common   532169109      515      72,500      SH          sole         -      72,500     -      -
LYONDELL PETROCHEMICAL  CO        Common   552078107    1,404      62,500      SH          sole         -      62,500     -      -
MAGNETEK INC                      Common   559424106    3,350     448,500      SH          sole         -     448,500     -      -
MAPINFO CORP                      Common   565105103      515      47,700      SH          sole         -      47,700     -      -
MAD CATZ INTERACTIVE INC          Common   556162105    1,772   3,616,600      SH          sole         -   3,616,600     -      -
MERIX CORP                        Common   590049102      586      56,592      SH          sole         -      56,592     -      -
MONEYGRAM INTL INC                Common   60935Y109      598      35,000      SH          sole         -      35,000     -      -
MIKOHN GAMING CORP                Common   59862K108    7,052   1,215,800      SH          sole         -   1,215,800     -      -
MIKOHN GAMING CORP                Warrants 59862K108      261      45,000      WTS         sole         -      45,000     -      -
MRO SOFTWARE INC                  Common   55347W105      185      18,500      SH          sole         -      18,500     -      -
NCO GROUP INC                     Common   628858102    2,319      86,034      SH          sole         -      86,034     -      -
NCO GROUP INC                     Warrants 628858102    1,713      63,580      WTS         sole         -      63,580     -      -
NATIONSHEALTH INC                 Common   63860C100    1,211     180,000      SH          sole         -     180,000     -      -
NATIONSHEALTH INC                 Warrants 63860C100    1,847     274,500      WTS         sole         -     274,500     -      -
NEWTEK BUSINESS SERVICES INC      Common   652526104    1,007     258,100      SH          sole         -     258,100     -      -
NUMERAX INC                       Common   67053A102    1,038     289,050      SH          sole         -     289,050     -      -
NEW YORK MORTGAGE TRUST INC       Common   649604105      468      50,000      SH          sole         -      50,000     -      -
NATIONAL R V HOLDINGS INC         Common   637277104    1,761     141,700      SH          sole         -     141,700     -      -
PRIVATE BUSINESS INC              Common   74267D203    1,812     948,576      SH          sole         -     948,576     -      -
PINNACLE SYSTEMS INC              Common   723481107    1,090     261,500      SH          sole         -     261,500     -      -
ELLIS PERRY INTL INC              Common   288853104    1,347      59,903      SH          sole         -      59,903     -      -
PEMSTAR INC                       Common   706552106      609     334,700      SH          sole         -     334,700     -      -
PRESSTEK INC                      Common   741113104    1,851     191,411      SH          sole         -     191,411     -      -
RADIANT SYSTEMS INC               Common   75025N102    6,331   1,574,948      SH          sole         -   1,574,948     -      -
REMEC INC                         Common   759543101    4,287     910,100      SH          sole         -     910,100     -      -
RYERSON TULL INC                  Common   78375P107    1,417      82,500      SH          sole         -      82,500     -      -
SECURE COMPUTING CORPORATION      Common   813705100      606      79,808      SH          sole         -      79,808     -      -
SCIENTIFIC GAMES CORP             Common   80874P109    3,593     188,125      SH          sole         -     188,125     -      -
SELECTICA INC                     Common   816288104    5,217   1,373,000      SH          sole         -   1,373,000     -      -
SEMTECH                           Common   816850101    1,198      62,500      SH          sole         -      62,500     -      -
SIMPLE TECHNOLOGY INC             Common   828823104    4,791   1,309,108      SH          sole         -   1,309,108     -      -
SUMTOTAL SYSTEMS INC              Common   866615107    2,529     510,919      SH          sole         -     510,919     -      -
SUMTOTAL SYSTEMS INC              Warrants 866615107      273      55,186      WTS         sole         -      55,186     -      -
SYMMETRICOM INC                   Common   871543104      903      95,500      SH          sole         -      95,500     -      -
UTS TREMISIS ENERGY               Common   894727205    1,617     270,000      SH          sole         -     270,000     -      -
MANAGEMENT NETWORK GROUP INC      Common   561693102      621     310,500      SH          sole         -     310,500     -      -
TUMBLEWEED COMMUNICATIONS CORP    Common   899690101      267     105,700      SH          sole         -     105,700     -      -
TRM COPY CENTERS CORP             Common   872636105    1,770      92,900      SH          sole         -      92,900     -      -
SABRE GROUP HOLDINGS INC-CL A     Common   785905100    2,281      93,000      SH          sole         -      93,000     -      -
TELETECH HOLDINGS INC             Common   879939106    7,189     761,549      SH          sole         -     761,549     -      -
PLATO LEARNING INC                Common   72764Y100    1,341     151,700      SH          sole         -     151,700     -      -
UNITEDGLOBALCOM CL AINGS          Common   913247508    1,238     165,700      SH          sole         -     165,700     -      -
UNIFI INC                         Common   904677101      837     367,200      SH          sole         -     367,200     -      -
US PLASTIC LUMBER CORP            Common   902948108       27   1,084,000      SH          sole         -   1,084,000     -      -
US PLASTIC LUMBER CORP            Warrants 902948108        8     325,200      WTS         sole         -     325,200     -      -
UTIX GROUP INC                    Common   918032103      154     440,000      SH          sole         -     440,000     -      -
VISUAL DATA CORP                  Conv Pfd 928428309      500     250,000      SH          sole         -     250,000     -      -
VISUAL DATA CORP                  Warrants 928428309      250     125,000      WTS         sole         -     125,000     -      -
VERISITY LTD                      Common   M97385112      698     100,500      SH          sole         -     100,500     -      -
VASOGEN INC                       Common   92232F103      608     135,000      SH          sole         -     135,000     -      -
WATCHGUARD TECHNOLOGIES INC       Common   941105108    2,034     434,597      SH          sole         -     434,597     -      -
ENCORE WIRE CORP                  Common   292562105      165      12,476      SH          sole         -      12,476     -      -
ZHONE TECHNOLOGIES INC NEW        Common   98950P108      269      87,500      SH          sole         -      87,500     -      -
ZOOM TELEPHONICS INC              Common   98976E103       54      13,200      SH          sole         -      13,200     -      -
INTEGRATED SILICON SOLUTION       Common   45812P107      436      60,000      CALL        sole         -      60,000     -      -

                                                      175,433